                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [_]; Amendment Number:
                                              ------------
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Belltower Advisors LLC
Address: 220 Horizon Drive, Suite 121
         Raleigh, NC 27615

Form 13F File Number: 28-
                         -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark Corigliano
Title: Managing Member
Phone: 919-424-6544

Signature, Place, and Date of Signing:

   /s/ Mark Corigliano             Raleigh, NC             August 18, 2009
---------------------------    -------------------    --------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   --------------------------
28-
   -------------

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      13

Form 13F Information Table Value Total: $72,891
                                       -----------
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number   Name
---  --------------------   ----------------

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                             Belltower Advisors LLC
                 Form 13F Information Table as of June 30, 2009

                                                     Shares/           Investment                  Voting Authority
                        Title of   Cusip     Value  Principal SH/      Descretion                --------------------
     Name of Issuer      Class     Number  (x$1000)  Amount   PRN Sole   Shared   Other Managers  Sole   Shared Other
----------------------- -------- --------- -------- --------- --- ---- ---------- ----- -------- ------- ------ -----

CAMECO CORP             COM      13321L108   4,282   166,749  SH    X                            166,749    0      0
CARBO CERAMICS INC      COM      140781105   8,017   234,413  SH    X                            234,413    0      0
CORE LABORATORIES N V   COM      N22717107   8,124    93,217  SH    X                             93,217    0      0
EOG RES INC             COM      26875P101   7,639   112,468  SH    X                            112,468    0      0
FREEPORT MCMORAN COOPER
  & GOLD                COM      35671D857   3,498    69,800  SH    X                             69,800    0      0
GERDAU AMERISTEEL CORP  COM      37373P105   4,051   593,979  SH    X                            593,979    0      0
ION GEOPHYSICAL CORP    COM      462044108   2,261   879,643  SH    X                            879,643    0      0
KEY ENGERGY SVCS INC    COM      492914106   4,139   718,624  SH    X                            718,624    0      0
PETROLEO BRASILEIRO SA  SP ADR
  PETRO                 NON VTG  71654V101  10,677   320,060  SH    X                            320,060    0      0
POTASH CORP SASK INC    COM      73755L107   5,890    63,300  SH    X                             63,300    0      0
SANDRIDGE ENERGY INC    COM      80007P307   5,724   671,876  SH    X                            671,876    0      0
THOMPSON CREEK METALS
  CO INC                COM      884768102   4,251   415,059  SH    X                            415,059    0      0
WALTER ENERGY INC       COM      93317Q105   4,338   119,707  SH    X                            119,707    0      0